Fair Value - Significant Unobservable Inputs for Level 3 Fair Value Measurement (Details) - Hoya Intermediate, LLC - Level 3 - Nonrecurring	Sep. 30, 2021	Dec. 31, 2020
Discount Rate | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-fiancial asset, significant unobervable input	12.5	12.5
Discount Rate | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-fiancial asset, significant unobervable input	13.5	13.5
Discount Rate | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-fiancial asset, significant unobervable input	(13.0)	(13.0)
Long-term Growth Rate | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-fiancial asset, significant unobervable input	2.5	2.5
Long-term Growth Rate | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-fiancial asset, significant unobervable input	3.5	3.5
Long-term Growth Rate | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-fiancial asset, significant unobervable input	(3.0)	(3.0)